Leases - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease cost	$ 637	$ 563
Finance lease cost	158	159
Short-term lease cost	0	0
Net lease cost	$ 795	$ 722
Operating leases, weighted average remaining lease term (in years)	10 years 1 month 6 days	10 years 6 months 10 days
Operating leases, weighted average discount rate	4.31%	4.25%
Finance lease, weighted average remaining lease term (in years)	23 years 4 months 2 days	24 years 4 months 6 days
Finance lease, weighted average discount rate	2.90%	2.90%
Operating cash flows related to operating leases	$ 595	$ 547
Operating cash flows related to finance leases	66	66
Financing cash flows related to finance leases	$ 30	$ 26	$ 0